united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 6/30

Date of reporting period: 6/30/20

Item 1. Reports to Stockholders.

Ladenburg Income Fund
Ladenburg Income & Growth Fund
Ladenburg Growth & Income Fund
Ladenburg Growth Fund
Ladenburg Aggressive Growth Fund

Annual Report

June 30, 2020

1-877-803-6583

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Ladenburg Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Ladenburg Thalmann & Co.
Member FINRA

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website www.ladenburgfunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds’ electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

Dear Shareholder,

We want to thank you for your investment in the Ladenburg Funds (the “Funds”). We believe that planning for financial success includes applying the core investment principles of portfolio diversification, risk management and disciplined long-term investing. With that in mind, the Funds have been carefully structured and designed for long-term investing; however, they are not static. This letter addresses the Funds’ fiscal year performance from July 1st, 2019 to June 30th, 2020.

The past fiscal year presented investors with very different investing environments with the first half being risk-on while the second half provided an extremely volatile environment for risk assets. 2019 was a year of synchronized global growth and strong stock market returns and 2020 was expected to bring more of the same; however, this did not come to fruition as during the first quarter of the year the global economy came to a halt as coronavirus lockdown measures took place. During the first quarter, the S&P 500 experienced the fastest 30% drawdown in history, while in the second quarter, the S&P 500 returned 20.54%, the best quarterly performance since 1998.

After the worst quarter for stocks since 2008 the market made a “V-shaped” recovery in the second quarter of 2020 to make back much of what it lost. Economic data has been negative even though it has begun to recover. The labor market is starting to rebound with the unemployment rate at 11.1% (as of June 30th), down from the higher 13.3% rate in May; GDP is down -5% in Q1, although it is forecasted to pick back up in the second half of the year as the economy reopens, and inflation remains low with CPI up 0.1% over the past year.

As a result of the positive environment for both equities and fixed income, the top performing Ladenburg Fund over the trailing 1 year as of June 30th, 2020 was the Aggressive Growth Fund Class I +3.73%. The other four Ladenburg Funds performed in line with their asset allocation, with the Income Fund Class I +2.83%, the Income & Growth Fund Class I +2.29%, Growth and Income Fund Class I +2.88%, and the Growth Fund Class I +2.83%.

Going forward, we believe our portfolios are well positioned for the current environment. As a result of the selloff in risk assets in the first quarter of 2020 and the remaining questions surrounding economic growth moving forward, we have decreased our overall equity exposure, as well as maintained a shortened duration within fixed income to take advantage of a flat yield curve. We will further reallocate our portfolios as necessary if we see any change in economic data that is released.

Again, we thank you for your investment and look forward to a lasting partnership.

With Appreciation,

Ladenburg Thalmann Asset Management

Past performance is no guarantee of future results. Diversification does not ensure a profit or protect against a loss. Portfolio allocations are subject to change. Individual performance results will vary and may include the reinvestment of income, dividends and capital gain distribution. There are risks involved with all investments that could include tax penalties and risk/loss of principal. Before investing in the Fund, you should read the prospectus and any other documents carefully and consider the risks the Fund faces through its direct investments and its investments in Investment Funds.

Comparisons to indexes have limitations because indexes have volatility and other material characteristics that may differ from a particular mutual fund. Any indices and other financial benchmarks are provided for illustrative purposes only. The volatility of any Investment Index is materially different from the model portfolio or Fund. Particularly, an Investment Index has results that do not represent actual trading or any material economic and market factors that might have had an impact on the adviser’s decision-making. It is not possible to invest directly in an index. Index performance does not reflect the deduction of any fees or expenses.

Ladenburg Thalmann Asset Management, Inc. is a SEC Registered Investment Advisor under the Investment Advisors Act of 1940 (“Advisors Act”) and Ladenburg Thalmann & Co. Inc. is a broker/dealer and Distributor of the Fund. Both financial entities are wholly owned subsidiaries of our parent company Advisor Group Holdings, Inc. For more information please visit. www.ladenburg.com. For a free prospectus and other information, please call 800-995-5267 or visit www.ladenburgfunds.com.

Investments: - Not FDIC Insured - No Bank Guarantee - May Lose Value

Ladenburg Income Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2020

The Fund’s performance figures* for the year ended June 30, 2020, as compared to its benchmark:

		Average Annual Return
	One Year	Since Inception**
Ladenburg Income Fund Class A	2.68%	3.26%
Ladenburg Income Fund Class A with load of 5.00%	(2.42)%	2.16%
Ladenburg Income Fund Class C	1.95%	2.59%
Ladenburg Income Fund Class I	2.83%	3.38%
S&P 500 Total Return Index ***	7.51%	12.98%
Barclays US Gov’t/Credit Index ****	10.01%	4.58%

*	The performance data quoted here is historical and based on traded NAVs. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the Advisor not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expense before fee waivers, including underlying funds, are 2.21%, 3.01% and 1.93% for the Fund’s Class A, Class C and Class I shares, respectively, per the Fund’s October 21, 2019 prospectus. Shares of Class A are subject to a maximum sales charge imposed on purchases of 5.00%. Class A shares and Class C shares are subject to a 1.00% Maximum deferred sales charge. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call 1-877-803-6583.

**	Fund commenced operations on August 24, 2015.

***	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

****	The Barclays US Gov’t/Credit Bond Index is an unmanaged index which measures performance of U.S. dollar denominated U.S. Treasuries, government-related, and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to 1 year. In addition, the securities have $250 million or more of outstanding face value, and must be fixed rate and non-convertible. Investors cannot invest directly in an index or benchmark.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Industry as of June 30, 2020	% of Net Assets
Exchange Traded Funds - Debt Funds	71.2%
Exchange Traded Funds - Equity Funds	21.3%
Short-Term Investment	3.8%
Mutual Funds	3.1%
Other Assets Less Liabilities	0.6%
100.0%

Please refer to the Portfolio of Investments in this report for a detailed listing of the Fund’s holdings.

Ladenburg Income & Growth Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2020

The Fund’s performance figures* for the year ended June 30, 2020, as compared to its benchmark:

		Average Annual Return
	One Year	Since Inception**
Ladenburg Income & Growth Fund Class A	2.10%	3.93%
Ladenburg Income & Growth Fund Class A with load of 5.00%	(3.04)%	2.83%
Ladenburg Income & Growth Fund Class C	1.36%	3.29%
Ladenburg Income & Growth Fund Class I	2.29%	4.22%
S&P 500 Total Return Index ***	7.51%	12.98%
Barclays US Gov’t/Credit Index ****	10.01%	4.58%

*	The performance data quoted here is historical and based on traded NAVs. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the Advisor not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expense before fee waivers, including underlying funds, are 1.55%, 2.30% and 1.30% for the Fund’s Class A, Class C and Class I shares, respectively, per the Fund’s October 21, 2019 prospectus. Shares of Class A are subject to a maximum sales charge imposed on purchases of 5.00%. Class A shares and Class C shares are subject to a 1.00% Maximum deferred sales charge. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call 1-877-803-6583.

**	Fund commenced operations on August 24, 2015.

***	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

****	The Barclays US Gov’t/Credit Bond Index is an unmanaged index which measures performance of U.S. dollar denominated U.S. Treasuries, government-related, and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to 1 year. In addition, the securities have $250 million or more of outstanding face value, and must be fixed rate and non-convertible. Investors cannot invest directly in an index or benchmark.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Industry as of June 30, 2020	% of Net Assets
Exchange Traded Funds - Debt Funds	52.2%
Exchange Traded Funds - Equity Funds	38.6%
Short-Term Investment	5.1%
Mutual Funds	4.2%
Liabilities in Excess of Other Assets	(0.1)%
100.0%

Please refer to the Portfolio of Investments in this report for a detailed listing of the Fund’s holdings.

Ladenburg Growth & Income Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2020

The Fund’s performance figures* for the year ended June 30, 2020, as compared to its benchmark:

		Average Annual Return
	One Year	Since Inception**
Ladenburg Growth & Income Fund Class A	2.62%	5.10%
Ladenburg Growth & Income Fund Class A with load of 5.00%	(2.48)%	3.99%
Ladenburg Growth & Income Fund Class C	1.90%	4.34%
Ladenburg Growth & Income Fund Class I	2.88%	5.26%
S&P 500 Total Return Index ***	7.51%	12.98%
Barclays US Gov’t/Credit Index ****	10.01%	4.58%

*	The performance data quoted here is historical and based on traded NAVs. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the Advisor not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expense before fee waivers, including underlying funds, are 1.34%, 2.09% and 1.09% for the Fund’s Class A, Class C and Class I shares, respectively, per the Fund’s October 21, 2019 prospectus. Shares of Class A are subject to a maximum sales charge imposed on purchases of 5.00%. Class A shares and Class C shares are subject to a 1.00% Maximum deferred sales charge. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call 1-877-803-6583.

**	Fund commenced operations on August 24, 2015.

***	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

****	The Barclays US Gov’t/Credit Bond Index is an unmanaged index which measures performance of U.S. dollar denominated U.S. Treasuries, government-related, and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to 1 year. In addition, the securities have $250 million or more of outstanding face value, and must be fixed rate and non-convertible. Investors cannot invest directly in an index or benchmark.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Industry as of June 30, 2020	% of Net Assets
Exchange Traded Funds - Equity Funds	54.1%
Exchange Traded Funds - Debt Funds	32.7%
Mutual Funds	7.5%
Short-Term Investment	6.2%
Liabilities in Excess of Other Assets	(0.5)%
100.0%

Please refer to the Portfolio of Investments in this report for a detailed listing of the Fund’s holdings.

Ladenburg Growth Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2020

The Fund’s performance figures* for the year ended June 30, 2020, as compared to its benchmark:

		Average Annual Return
	One Year	Since Inception**
Ladenburg Growth Fund Class A	2.68%	5.90%
Ladenburg Growth Fund Class A with load of 5.00%	(2.47)%	4.78%
Ladenburg Growth Fund Class C	1.90%	5.12%
Ladenburg Growth Fund Class I	2.83%	6.04%
S&P 500 Total Return Index ***	7.51%	12.98%
Barclays US Gov’t/Credit Index ****	10.01%	4.58%

*	The performance data quoted here is historical and based on traded NAVs. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the Advisor not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expense before fee waivers, including underlying funds, are 1.42%, 2.17% and 1.17% for the Fund’s Class A, Class C and Class I shares, respectively, per the Fund’s October 21, 2019 prospectus. Shares of Class A are subject to a maximum sales charge imposed on purchases of 5.00%. Class A shares and Class C shares are subject to a 1.00% Maximum deferred sales charge. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call 1-877-803-6583.

**	Fund commenced operations on August 24, 2015.

***	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

****	The Barclays US Gov’t/Credit Bond Index is an unmanaged index which measures performance of U.S. dollar denominated U.S. Treasuries, government-related, and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to 1 year. In addition, the securities have $250 million or more of outstanding face value, and must be fixed rate and non-convertible. Investors cannot invest directly in an index or benchmark.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Industry as of June 30, 2020	% of Net Assets
Exchange Traded Funds - Equity Funds	68.9%
Exchange Traded Funds - Debt Funds	18.8%
Mutual Funds	7.3%
Short-Term Investment	4.9%
Other Assets Less Liabilities	0.1%
100.0%

Please refer to the Portfolio of Investments in this report for a detailed listing of the Fund’s holdings.

Ladenburg Aggressive Growth Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2020

The Fund’s performance figures* for the year ended June 30, 2020, as compared to its benchmark:

		Average Annual Return
	One Year	Since Inception**
Ladenburg Aggressive Growth Fund Class A	3.53%	7.38%
Ladenburg Aggressive Growth Fund Class A with load of 5.00%	(1.65)%	6.25%
Ladenburg Aggressive Growth Fund Class C	2.74%	6.35%
Ladenburg Aggressive Growth Fund Class I	3.73%	7.23%
S&P 500 Total Return Index ***	7.51%	12.98%
Barclays US Gov’t/Credit Index ****	10.01%	4.58%

*	The performance data quoted here is historical and based on traded NAVs. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the Advisor not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expense before fee waivers, including underlying funds, are 1.58%, 2.33% and 1.33% for the Fund’s Class A, Class C and Class I shares, respectively, per the Fund’s October 21, 2019 prospectus. Shares of Class A are subject to a maximum sales charge imposed on purchases of 5.00%. Class A shares and Class C shares are subject to a 1.00% Maximum deferred sales charge. The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of Fund shares. For performance information current to the most recent month-end, please call 1-877-803-6583.

**	Fund commenced operations on August 24, 2015.

***	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

****	The Barclays US Gov’t/Credit Bond Index is an unmanaged index which measures performance of U.S. dollar denominated U.S. Treasuries, government-related, and investment grade U.S. corporate securities that have a remaining maturity of greater than or equal to 1 year. In addition, the securities have $250 million or more of outstanding face value, and must be fixed rate and non-convertible. Investors cannot invest directly in an index or benchmark.

Comparison of the Change in Value of a $10,000 Investment

Holdings by Industry as of June 30, 2020	% of Net Assets
Exchange Traded Funds - Equity Funds	81.3%
Mutual Funds	8.2%
Exchange Traded Funds - Debt Funds	6.7%
Short-Term Investment	3.7%
Other Assets Less Liabilities	0.1%
100.0%

Please refer to the Portfolio of Investments in this report for a detailed listing of the Fund’s holdings.

Ladenburg Income Fund
PORTFOLIO OF INVESTMENTS
June 30, 2020

Shares		Value

	MUTUAL FUNDS - 3.1%
20,334	JPMorgan Hedged Equity Fund - Institutional Class	$445,933
	TOTAL MUTUAL FUNDS (Cost - $409,799)

	EXCHANGE TRADED FUNDS - 92.5%
	DEBT FUNDS - 71.2%
23,684	iShares Short-Term Corporate Bond ETF	1,295,752
81,409	SPDR Doubleline Total Return Tactical ETF	4,033,816
27,878	Vanguard Intermediate-Term Bond ETF	2,597,951
29,458	Vanguard Short-Term Bond ETF	2,448,549
		10,376,068
	EQUITY FUNDS - 21.3%
14,979	Schwab U.S. Large-Cap Growth ETF	1,520,968
19,843	Schwab U.S. Large-Cap Value ETF	994,333
1,865	Vanguard Mid-Cap Growth ETF	307,874
3,008	Vanguard Mid-Cap Value ETF	287,865
		3,111,040
	TOTAL EXCHANGE TRADED FUNDS (Cost - $12,736,958)	13,487,108

	SHORT-TERM INVESTMENT - 3.8%
	MONEY MARKET FUND
559,320	Goldman Sachs Financial Square Funds - Government Fund, Institutional Class, 0.15% +	559,320
	(Cost - $559,320)

	TOTAL INVESTMENTS - 99.4% (Cost - $13,706,077)	$14,492,361
	OTHER ASSETS LESS LIABILITIES - 0.6%	83,644
	TOTAL NET ASSETS - 100.0%	$14,576,005

ETF - Exchange Traded Fund.

+	Money market fund; interest rate reflects the seven-day effective yield on June 30, 2020.

The accompanying notes are an integral part of these financial statements.

Ladenburg Income & Growth Fund
PORTFOLIO OF INVESTMENTS
June 30, 2020

Shares		Value

	MUTUAL FUNDS - 4.2%
96,041	JPMorgan Hedged Equity Fund - Institutional Class	$2,106,173
	TOTAL MUTUAL FUNDS (Cost - $1,925,014)

	EXCHANGE TRADED FUNDS - 90.8%
	DEBT FUNDS - 52.2%
27,326	iShares Short-Term Corporate Bond ETF	1,495,005
199,655	SPDR Doubleline Total Return Tactical ETF	9,892,905
58,579	Vanguard Intermediate-Term Bond ETF	5,458,977
114,022	Vanguard Short-Term Bond ETF	9,477,509
		26,324,396
	EQUITY FUNDS - 38.6%
20,286	iShares Core MSCI Emerging Markets ETF	965,614
88,612	Schwab U.S. Large-Cap Growth ETF	8,997,662
117,042	Schwab U.S. Large-Cap Value ETF	5,864,975
13,287	Vanguard Mid-Cap Growth ETF	2,193,418
14,772	Vanguard Mid-Cap Value ETF	1,413,680
		19,435,349
	TOTAL EXCHANGE TRADED FUNDS - (Cost - $42,432,252)	45,759,745

	SHORT-TERM INVESTMENT - 5.1%
	MONEY MARKET FUND
2,572,829	Goldman Sachs Financial Square Funds - Government Fund, Institutional Class, 0.15% +	2,572,829
	(Cost - $2,572,829)

	TOTAL INVESTMENTS - 100.1% (Cost - $46,930,095)	$50,438,747
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(64,451)
	TOTAL NET ASSETS - 100.0%	$50,374,296

ETF - Exchange Traded Fund.

+	Money market fund; interest rate reflects the seven-day effective yield on June 30, 2020.

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth & Income Fund
PORTFOLIO OF INVESTMENTS
June 30, 2020

Shares		Value

	MUTUAL FUNDS - 7.5%
465,306	JPMorgan Hedged Equity Fund - Institutional Class	$10,204,171
	TOTAL MUTUAL FUNDS (Cost - $9,082,048)

	EXCHANGE TRADED FUNDS - 86.8%
	DEBT FUNDS - 32.7%
217,058	SPDR Doubleline Total Return Tactical ETF	10,755,224
109,296	Vanguard Intermediate-Term Bond ETF	10,185,294
280,917	Vanguard Short-Term Bond ETF	23,349,821
		44,290,339
	EQUITY FUNDS - 54.1%
50,711	iShares Core MSCI Emerging Markets ETF	2,413,844
329,632	Schwab U.S. Large-Cap Growth ETF	33,470,833
449,941	Schwab U.S. Large-Cap Value ETF	22,546,544
55,341	Vanguard Mid-Cap Growth ETF	9,135,692
60,081	Vanguard Mid-Cap Value ETF	5,749,752
		73,316,665
	TOTAL EXCHANGE TRADED FUNDS - (Cost - $106,471,450)	117,607,004

	SHORT-TERM INVESTMENT - 6.2%
	MONEY MARKET FUND
8,447,679	Goldman Sachs Financial Square Funds - Government Fund, Institutional Class, 0.15% +	8,447,679
	(Cost - $8,447,679)

	TOTAL INVESTMENTS - 100.5% (Cost - $124,001,177)	$136,258,854
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%	(791,967)
	TOTAL NET ASSETS - 100.0%	$135,466,887

ETF - Exchange Traded Fund.

+	Money market fund; interest rate reflects the seven-day effective yield on June 30, 2020.

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth Fund
PORTFOLIO OF INVESTMENTS
June 30, 2020

Shares		Value

	MUTUAL FUNDS - 7.3%
258,247	JPMorgan Hedged Equity Fund - Institutional Class	$5,663,355
	TOTAL MUTUAL FUNDS - (Cost - $5,099,684)

	EXCHANGE TRADED FUNDS - 87.7%
	DEBT FUNDS - 18.8%
76,309	SPDR Doubleline Total Return Tactical ETF	3,781,111
17,293	Vanguard Intermediate-Term Bond ETF	1,611,535
110,210	Vanguard Short-Term Bond ETF	9,160,655
		14,553,301
	EQUITY FUNDS - 68.9%
44,238	iShares Cores MSCI Emerging Markets ETF	2,105,729
209,587	Schwab U.S. Large-Cap Growth ETF	21,281,464
295,880	Schwab U.S. Large-Cap Value ETF	14,826,547
54,063	Schwab US Small-Cap ETF	3,532,476
46,091	Vanguard Mid-Cap Growth ETF	7,608,702
43,103	Vanguard Mid-Cap Value ETF	4,124,957
		53,479,875
	TOTAL EXCHANGE TRADED FUNDS - (Cost - $62,444,965)	68,033,176

	SHORT-TERM INVESTMENT - 4.9%
	MONEY MARKET FUND
3,773,842	Goldman Sachs Financial Square Funds - Government Fund, Institutional Class, 0.15% +	3,773,842
	(Cost - $3,773,842)

	TOTAL INVESTMENTS - 99.9% (Cost - $71,318,491)	$77,470,373
	OTHER ASSETS LESS LIABILITIES - 0.1%	113,200
	TOTAL NET ASSETS - 100.0%	$77,583,573

ETF - Exchange Traded Fund.

+	Money market fund; interest rate reflects the seven-day effective yield on June 30, 2020.

The accompanying notes are an integral part of these financial statements.

Ladenburg Aggressive Growth Fund
PORTFOLIO OF INVESTMENTS
June 30, 2020

Shares		Value

	MUTUAL FUNDS - 8.2%
98,353	JPMorgan Hedged Equity Fund - Institutional Class	$2,156,884
	TOTAL MUTUAL FUNDS - (Cost - $1,957,733)

	EXCHANGE TRADED FUNDS - 88.0%
	DEBT FUNDS - 6.7%
21,102	Vanguard Short-Term Bond ETF	1,753,998

	EQUITY FUNDS - 81.3%
18,983	iShares Core MSCI Emerging Markets ETF	903,591
8,774	JPMorgan Diversified Return International Equity ETF	433,523
80,216	Schwab U.S. Large-Cap Growth ETF	8,145,133
100,378	Schwab U.S. Large-Cap Value ETF	5,029,942
30,015	Schwab U.S. Small-Cap ETF	1,961,180
19,118	Vanguard Mid-Cap Growth ETF	3,155,999
18,197	Vanguard Mid-Cap Value ETF	1,741,453
		21,370,821
	TOTAL EXCHANGE TRADED FUNDS - (Cost - $21,120,251)	23,124,819

	SHORT-TERM INVESTMENT - 3.7%
	MONEY MARKET FUND
979,277	Goldman Sachs Financial Square Funds - Government Fund, Institutional Class, 0.15% +	979,277
	(Cost - $979,277)

	TOTAL INVESTMENTS - 99.9% (Cost - $24,057,261)	$26,260,980
	OTHER ASSETS LESS LIABILITIES - 0.1%	18,288
	TOTAL NET ASSETS - 100.0%	$26,279,268

ETF - Exchange Traded Fund.

+	Money market fund; interest rate reflects the seven-day effective yield on June 30, 2020.

The accompanying notes are an integral part of these financial statements.

Ladenburg Funds
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2020

		Ladenburg	Ladenburg		Ladenburg
	Ladenburg	Income &	Growth &	Ladenburg	Aggressive
	Income	Growth	Income	Growth	Growth
	Fund	Fund	Fund	Fund	Fund
Assets:
Investments in Securities at Cost	$13,706,077	$46,930,095	$124,001,177	$71,318,491	$24,057,261
Investments in Securities at Value	$14,492,361	$50,438,747	$136,258,854	$77,470,373	$26,260,980
Due from Advisor	7,889	—	—	—	—
Receivable for Fund Shares Sold	85,443	19,358	53,223	229,421	57,758
Dividends and Interest Receivable	73	320	1,043	477	111
Prepaid Expenses and Other Assets	15,760	16,371	14,856	20,999	17,354
Total Assets	14,601,526	50,474,796	136,327,976	77,721,270	26,336,203

Liabilities:
Redemptions Payable	1,262	25,382	619,269	10,999	18,222
Payable to Related Parties	1,188	8,227	25,629	15,153	4,689
Accrued Advisory Fees	—	39,893	165,126	77,182	9,760
Accrued Distribution Fees	3,045	1,329	8,002	2,852	1,788
Accrued Expenses and Other Liabilities	20,026	25,669	43,063	31,511	22,476
Total Liabilities	25,521	100,500	861,089	137,697	56,935

Net Assets	$14,576,005	$50,374,296	$135,466,887	$77,583,573	$26,279,268

Composition of Net Assets:
At June 30, 2020, Net Assets consisted of:
Paid-in-Capital	$14,124,266	$48,523,390	$127,336,189	$72,944,484	$24,334,100
Accumulated Earnings	451,739	1,850,906	8,130,698	4,639,089	1,945,168
Net Assets	$14,576,005	$50,374,296	$135,466,887	$77,583,573	$26,279,268

Class A Net Assets	$491,276	$1,297,073	$2,363,448	$1,112,719	$87,746
Share of Beneficial Interest Outstanding (Unlimited shares of no par value interest authorized)	44,691	114,195	196,873	88,042	6,559
Net Asset Value (Net Assets/Shares Outstanding and Redemption Price Per Share)	$10.99	$11.36	$12.00	$12.64	$13.38
Maximum Offering Price Per Share (Maximum Sales Charge 5.00%)(a)	$11.57	$11.96	$12.63	$13.31	$14.08

Class C Net Assets	$34,049	$15,432	$230,821	$92,847	$215,848
Share of Beneficial Interest Outstanding (Unlimited shares of no par value interest authorized)	3,123	1,373	19,586	7,405	16,615
Net Asset Value, Offering and Redemption Price Per Share (Net Assets/Shares Outstanding)	$10.90	$11.24	$11.78	$12.54	$12.99

Class I Net Assets	$14,050,680	$49,061,791	$132,872,618	$76,378,007	$25,975,674
Share of Beneficial Interest Outstanding (Unlimited shares of no par value interest authorized)	1,281,544	4,295,689	11,040,820	6,049,748	1,969,932
Net Asset Value, Offering and Redemption Price Per Share (Net Assets/Shares Outstanding)	$10.96	$11.42	$12.03	$12.62	$13.19

(a)	On investments of $50,000 or more, the offering price is reduced

The accompanying notes are an integral part of these financial statements.

Ladenburg Funds
STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2020

		Ladenburg	Ladenburg		Ladenburg
	Ladenburg	Income &	Growth &	Ladenburg	Aggressive
	Income	Growth	Income	Growth	Growth
	Fund	Fund	Fund	Fund	Fund
Investment Income:
Dividend Income	$329,985	$1,018,803	$2,669,376	$1,377,488	$432,724
Interest Income	3,740	8,279	23,793	12,104	5,776
Total Investment Income	333,725	1,027,082	2,693,169	1,389,592	438,500

Expenses:
Investment Advisory Fees	62,555	212,145	638,414	342,123	116,950
Distribution Fees - Class A	1,307	3,663	5,450	2,188	219
Distribution Fees - Class C	338	153	3,298	1,294	1,845
Registration & Filing Fees	27,028	27,500	29,409	34,713	29,583
Trustees’ Fees	13,232	13,227	14,312	13,232	15,203
Audit Fees	14,942	14,913	14,672	15,052	15,217
Legal Fees	11,746	12,293	21,786	15,977	12,772
Administration Fees	14,962	36,052	96,552	54,851	21,942
Third Party Administrative Servicing Fees	10,031	38,539	115,062	65,942	21,243
Chief Compliance Officer Fees	4,343	6,430	13,151	10,514	6,085
Custody Fees	4,649	4,683	12,673	7,518	5,014
Transfer Agent Fees	5,118	16,421	45,140	25,972	9,139
Printing Expense	3,648	7,370	19,110	10,995	4,191
Miscellaneous Expenses	2,452	3,039	5,982	4,020	3,127
Insurance Expense	226	727	2,329	1,199	444
Total Expenses	176,577	397,155	1,037,340	605,590	262,974
Less: Expenses Waived/Reimbursed by the Advisor	(71,489)	(42,325)	(20,324)	(35,935)	(67,536)
Net Expenses	105,088	354,830	1,017,016	569,655	195,438
Net Investment Income	228,637	672,252	1,676,153	819,937	243,062

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Loss on Investments	(283,392)	(1,495,721)	(3,882,239)	(1,607,674)	(247,219)
Net Change in Unrealized Appreciation on Investments	373,522	1,698,679	5,643,960	2,695,081	1,129,044
Net Realized and Unrealized Gain on Investments	90,130	202,958	1,761,721	1,087,407	881,825

Net Increase in Net Assets Resulting From Operations	$318,767	$875,210	$3,437,874	$1,907,344	$1,124,887

The accompanying notes are an integral part of these financial statements.

Ladenburg Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2020	June 30, 2019
Operations:
Net Investment Income	$228,637	$160,436
Net Realized Loss on Investments	(283,392)	(56,169)
Capital Gain Distributions from Other Investment Companies	—	5,502
Net Change in Unrealized Appreciation on Investments	373,522	424,796
Net Increase in Net Assets Resulting From Operations	318,767	534,565

Distributions to Shareholders From:
Return of Capital
Class A	(972)	—
Class C	(35)	—
Class I	(31,789)	—
Distributions Paid
Class A	(8,476)	(16,226)
Class C	(405)	(1,638)
Class I	(221,288)	(151,976)
Net Decrease in Net Assets from Distributions to Shareholders	(262,965)	(169,840)

Share Transactions of Beneficial Interest:
Class A
Proceeds from Shares Issued	22,857	235,079
Distributions Reinvested	7,830	13,782
Payment for Shares Redeemed	(389,535)	(449,871)
Class C
Proceeds from Shares Issued	—	—
Distributions Reinvested	211	718
Payment for Shares Redeemed	—	(238,785.00)
Class I
Proceeds from Shares Issued	7,855,132	5,709,269
Distributions Reinvested	218,930	138,441
Payment for Shares Redeemed	(3,717,054)	(2,833,205)
Net Increase in Net Assets from Share Transactions of Beneficial Interest	3,998,371	2,575,428

Total Increase in Net Assets	4,054,173	2,940,153

Net Assets:
Beginning of Year	10,521,832	7,581,679
End of Year	$14,576,005	$10,521,832

Share Activity
Class A
Shares Sold	2,083	22,286
Shares Reinvested	713	1,329
Shares Redeemed	(35,690)	(43,237)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(32,894)	(19,622)

Class C
Shares Sold	—	—
Shares Reinvested	19	70
Shares Redeemed	—	(23,044)
Net Increase in Shares of Beneficial Interest Outstanding	19	(22,974)

Class I
Shares Sold	719,427	545,413
Shares Reinvested	20,014	13,270
Shares Redeemed	(344,549)	(269,744)
Net Increase in Shares of Beneficial Interest Outstanding	394,892	288,939

The accompanying notes are an integral part of these financial statements.

Ladenburg Income & Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2020	June 30, 2019
Operations:
Net Investment Income	$672,252	$495,282
Net Realized Loss on Investments	(1,495,721)	(153,007)
Capital Gain Distributions from Other Investment Companies	—	17,371
Net Change in Unrealized Appreciation on Investments	1,698,679	1,333,674
Net Increase in Net Assets Resulting From Operations	875,210	1,693,320

Distributions to Shareholders From:
Total Return of Capital
Class A	(2,512)	—
Class C	(16)	—
Class I	(109,650)	—
Total Distributions Paid
Class A	(22,790)	(22,139)
Class C	(180)	(104)
Class I	(682,587)	(444,393)
Net Decrease in Net Assets from Distributions to Shareholders	(817,735)	(466,636)

Share Transactions of Beneficial Interest:
Class A
Proceeds from Shares Issued	79,593	389,776
Distributions Reinvested	20,699	17,683
Payment for Shares Redeemed	(351,649)	(396,581)
Class C
Proceeds from Shares Issued	—	14,900
Distributions Reinvested	196	104
Payment for Shares Redeemed	—	(62,237)
Class I
Proceeds from Shares Issued	22,836,099	15,214,457
Distributions Reinvested	710,726	404,435
Payment for Shares Redeemed	(8,425,556)	(7,129,917)
Net Increase in Net Assets from Share Transactions of Beneficial Interest	14,870,108	8,452,620

Total Increase in Net Assets	14,927,583	9,679,304

Net Assets:
Beginning of Year	35,446,713	25,767,409
End of Year	$50,374,296	$35,446,713

Share Activity
Class A
Shares Sold	6,992	35,365
Shares Reinvested	1,809	1,668
Shares Redeemed	(31,251)	(35,890)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(22,450)	1,143

Class C
Shares Sold	—	1,353
Shares Reinvested	18	10
Shares Redeemed	—	(5,621)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	18	(4,258)

Class I
Shares Sold	2,007,970	1,381,824
Shares Reinvested	61,881	37,686
Shares Redeemed	(751,865)	(651,254)
Net Increase in Shares of Beneficial Interest Outstanding	1,317,986	768,256

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth & Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2020	June 30, 2019
Operations:
Net Investment Income	$1,676,153	$1,352,125
Net Realized Loss on Investments	(3,882,239)	(272,502)
Capital Gain Distributions from Other Investment Companies	—	27,765
Net Change in Unrealized Appreciation on Investments	5,643,960	3,971,053
Net Increase in Net Assets Resulting From Operations	3,437,874	5,078,441

Distributions to Shareholders From:
Distributions Paid
Class A	(29,446)	(25,672.00)
Class C	(3,145)	(4,638.00)
Class I	(1,894,059)	(1,684,988.00)
Net Decrease in Net Assets from Distributions to Shareholders	(1,926,650)	(1,715,298)

Share Transactions of Beneficial Interest:
Class A
Proceeds from Shares Issued	975,555	502,806
Distributions Reinvested	28,495	23,711
Payment for Shares Redeemed	(415,192)	(215,786)
Class C
Proceeds from Shares Issued	16,400	11,400
Distributions Reinvested	2,687	4,495
Payment for Shares Redeemed	(147,493)	(161,928)
Class I
Proceeds from Shares Issued	41,708,006	50,134,211
Distributions Reinvested	1,669,988	1,478,960
Payment for Shares Redeemed	(24,589,644)	(16,611,353)
Net Increase in Net Assets from Share Transactions of Beneficial Interest	19,248,802	35,166,516

Total Increase in Net Assets	20,760,026	38,529,659

Net Assets:
Beginning of Year	114,706,861	76,177,202
End of Year	$135,466,887	$114,706,861

Share Activity
Class A
Shares Sold	82,997	43,953
Shares Reinvested	2,365	2,167
Shares Redeemed	(36,320)	(18,609)
Net Increase in Shares of Beneficial Interest Outstanding	49,042	27,511

Class C
Shares Sold	1,372	1,037
Shares Reinvested	224	421
Shares Redeemed	(12,751)	(13,925)
Net Decrease in Shares of Beneficial Interest Outstanding	(11,155)	(12,467)

Class I
Shares Sold	3,500,715	4,365,450
Shares Reinvested	138,585	133,895
Shares Redeemed	(2,083,003)	(1,461,691)
Net Increase in Shares of Beneficial Interest Outstanding	1,556,297	3,037,654

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2020	June 30, 2019
Operations:
Net Investment Income	$819,937	$634,305
Net Realized Gain (Loss) on Investments	(1,607,674)	55,676
Capital Gain Distributions from Other Investment Companies	—	12,976
Net Change in Unrealized Appreciation on Investments	2,695,081	1,831,126
Net Increase in Net Assets Resulting From Operations	1,907,344	2,534,083

Distributions to Shareholders From:
Total Distributions Paid
Class A	(11,672)	(6,832.00)
Class C	(219)	(467.00)
Class I	(1,131,459)	(545,950.00)
Net Decrease in Net Assets from Distributions to Shareholders	(1,143,350)	(553,249)

Share Transactions of Beneficial Interest:
Class A
Proceeds from Shares Issued	447,947	173,068
Distributions Reinvested	11,473	6,746
Payments for Shares Redeemed	(116,146)	(43,079)
Class C
Proceeds from Shares Issued	18,900	1,200
Distributions Reinvested	147	431
Payments for Shares Redeemed	(119,203)	—
Class I
Proceeds from Shares Issued	27,868,445	28,711,153
Distributions Reinvested	1,036,050	500,976
Payments for Shares Redeemed	(11,825,766)	(7,366,051)
Net Increase in Net Assets from Share Transactions of Beneficial Interest	17,321,847	21,984,444

Total Increase in Net Assets	18,085,841	23,965,278

Net Assets:
Beginning of Year	59,497,732	35,532,454
End of Year	$77,583,573	$59,497,732

Share Activity
Class A
Shares Sold	37,864	14,176
Shares Reinvested	873	638
Shares Redeemed	(9,751)	(3,575)
Net Increase in Shares of Beneficial Interest Outstanding	28,986	11,239

Class C
Shares Sold	1,571	99
Shares Reinvested	11	41
Shares Redeemed	(9,776)	—
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(8,194)	140

Class I
Shares Sold	2,239,260	2,378,733
Shares Reinvested	78,967	47,486
Shares Redeemed	(962,714)	(617,820)
Net Increase in Shares of Beneficial Interest Outstanding	1,355,513	1,808,399

The accompanying notes are an integral part of these financial statements.

Ladenburg Aggressive Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2020	June 30, 2019
Operations:
Net Investment Income	$243,062	$246,682
Net Realized Gain (Loss) on Investments	(247,219)	330,473
Capital Gain Distributions from Other Investment Companies	—	3,953
Net Change in Unrealized Appreciation on Investments	1,129,044	470,002
Net Increase in Net Assets Resulting From Operations	1,124,887	1,051,110

Distributions to Shareholders From:
Total Distributions Paid
Class A	(2,753)	(663.00)
Class C	(4,236)	(872.00)
Class I	(750,120)	(227,121.00)
Net Decrease in Net Assets from Distributions to Shareholders	(757,109)	(228,656)

Share Transactions of Beneficial Interest:
Class A
Proceeds from Shares Issued	7,313	—
Distributions Reinvested	2,753	663
Payment for Shares Redeemed	(5,486)	(1,296)
Class C
Proceeds from Shares Issued	30,443	20,961
Distributions Reinvested .	4,236	872
Payment for Shares Redeemed	—	—
Class I
Proceeds from Shares Issued	8,675,531	11,236,663
Distributions Reinvested	690,457	217,924
Payment for Shares Redeemed	(5,365,849)	(6,548,335)
Net Increase in Net Assets from Share Transactions of Beneficial Interest	4,039,398	4,927,452

Total Increase in Net Assets	4,407,176	5,749,906

Net Assets:
Beginning of Year	21,872,092	16,122,186
End of Year	$26,279,268	$21,872,092

Share Activity
Class A
Shares Sold	537	—
Shares Reinvested	198	60
Shares Redeemed	(460)	(111)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	275	(51)

Class C
Shares Sold	2,509	1,609
Shares Reinvested	313	81
Shares Redeemed	—	—
Net Increase in Shares of Beneficial Interest Outstanding	2,822	1,690

Class I
Shares Sold	681,669	885,280
Shares Reinvested	50,472	19,975
Shares Redeemed	(409,534)	(511,793)
Net Increase in Shares of Beneficial Interest Outstanding	322,607	393,462

The accompanying notes are an integral part of these financial statements.

Ladenburg Income Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

	Class A
	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016*

Net Asset Value, Beginning of Period	$10.90	$10.53	$10.59	$10.19	$10.00
Gain (Loss) From Operations:
Net investment income (a)	0.18	0.17	0.17	0.14	0.09
Net gain (loss) from securities (both realized and unrealized)	0.11	0.38	(0.01)	0.32	0.10
Total from operations	0.29	0.55	0.16	0.46	0.19

Distributions to shareholders from:
Net investment income	(0.18)	(0.17)	(0.19)	(0.06)	—
Realized gains	—	(0.01)	(0.03)	—	—
Return of Capital	(0.02)	—	—	—	—
Total distributions	(0.20)	(0.18)	(0.22)	(0.06)	—

Net Asset Value, End of Period	$10.99	$10.90	$10.53	$10.59	$10.19

Total Return (b)	2.68%	5.31%	1.46%	4.50%	1.90	% (e)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$491	$845	$1,024	$987	$133
Ratio of expenses to average net assets,
before reimbursement (d)	1.65%	1.95%	2.26%	5.84%	88.37	% (c)
net of reimbursement (d)	1.00%	1.00%	1.00%	1.00%	1.75	% (c)
Ratio of net investment income to average net assets (d)(g)	1.68%	1.66%	1.63%	1.31%	1.04	% (c)
Portfolio turnover rate	20.91%	34.73%	27.38%	2.91%	44.11	% (e)

	Class C
	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016*

Net Asset Value, Beginning of Period	$10.83	$10.46	$10.54	$10.17	$10.00
Gain (Loss) From Operations:
Net investment income (loss) (a)	0.10	0.11	0.10	0.06	(0.02)
Net gain (loss) from securities (both realized and unrealized)	0.11	0.35	(0.02)	0.32	0.19
Total from operations	0.21	0.46	0.08	0.38	0.17

Distributions to shareholders from:
Net investment income	(0.13)	(0.08)	(0.13)	(0.01)	—
Realized gains	—	(0.01)	(0.03)	—	—
Return of Capital	(0.01)	—	—	—	—
Total distributions	(0.14)	(0.09)	(0.16)	(0.01)	—

Net Asset Value, End of Period	$10.90	$10.83	$10.46	$10.54	$10.17

Total Return (b)	1.95%	4.51%	0.74%	3.71%	1.70	% (e)(f)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$34	$34	$273	$256	$142
Ratio of expenses to average net assets,
before reimbursement (d)	2.39%	2.75%	3.01%	8.13%	89.12	% (c)
net of reimbursement (d)	1.75%	1.75%	1.75%	1.75%	2.50	% (c)
Ratio of net investment income (loss) to average net assets (d)(g)	0.92%	1.05%	0.93%	0.63%	(0.18	)% (c)
Portfolio turnover rate	20.91%	34.73%	27.38%	2.91%	44.11	% (e)

*	Commencement of Operations was August 24, 2015.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any and does not reflect the impact of any sales charges.

(c)	Annualized.

(d)	Does not include the expenses of other investment companies in which the Fund invests.

(e)	Not Annualized.

(f)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net assets value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(g)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Ladenburg Income Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

	Class I
	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016*

Net Asset Value, Beginning of Period	$10.88	$10.51	$10.57	$10.19	$10.00
Gain (Loss) From Operations:
Net investment income (a)	0.20	0.19	0.20	0.16	0.12
Net gain (loss) from securities (both realized and unrealized)	0.11	0.38	(0.02)	0.29	0.07
Total from operations	0.31	0.57	0.18	0.45	0.19

Distributions to shareholders from:
Net investment income	(0.20)	(0.19)	(0.21)	(0.07)	—
Realized gains	—	(0.01)	(0.03)	—	—
Return of Capital	(0.03)	—	—	—	—
Total distributions	(0.23)	(0.20)	(0.24)	(0.07)	—

Net Asset Value, End of Period	$10.96	$10.88	$10.51	$10.57	$10.19

Total Return (b)	2.83%	5.59%	1.67%	4.45%	1.90	% (e)(f)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$14,051	$9,643	$6,285	$3,319	$4
Ratio of expenses to average net assets,
before reimbursement (d)	1.40%	1.67%	2.01%	4.06%	88.12	% (c)
net of reimbursement (d)	0.83%	0.75%	0.75%	0.75%	1.50	% (c)
Ratio of net investment income to average net assets (d)(g)	1.83%	1.85%	1.91%	1.52%	1.40	% (c)
Portfolio turnover rate	20.91%	34.73%	27.38%	2.91%	44.11	% (e)

*	Commencement of Operations was August 24, 2015.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Annualized.

(d)	Does not include the expenses of other investment companies in which the Fund invests.

(e)	Not Annualized.

(f)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net assets value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(g)	Recognition of net investment income is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Ladenburg Income & Growth Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

	Class A
	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016*

Net Asset Value, Beginning of Period	$11.32	$10.91	$10.74	$10.06	$10.00
Gain From Operations:
Net investment income (a)	0.16	0.16	0.16	0.13	0.04
Net gain from securities (both realized and unrealized)	0.08	0.40	0.24	0.64	0.02
Total from operations	0.24	0.56	0.40	0.77	0.06

Distributions to shareholders from:
Net investment income	(0.18)	(0.15)	(0.17)	(0.09)	—
Realized gains	—	—	(0.06)	—	—
Return of Capital	(0.02)	—	—	—	—
Total distributions	(0.20)	(0.15)	(0.23)	(0.09)	—

Net Asset Value, End of Period	$11.36	$11.32	$10.91	$10.74	$10.06

Total Return (b)	2.10%	5.20%	3.68%	7.62%	0.60	% (e)(f)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$1,297	$1,546	$1,478	$1,169	$759
Ratio of expenses to average net assets,
before reimbursement (d)	1.18%	1.32%	1.46%	4.38%	26.54	% (c)
net of reimbursement (d)	1.00%	1.00%	1.00%	1.00%	1.75	% (c)
Ratio of net investment income to average net assets (d)(g)	1.41%	1.44%	1.50%	1.23%	0.47	% (c)
Portfolio turnover rate	9.35%	24.47%	23.87%	3.85%	67.12	% (e)

	Class C
	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016*

Net Asset Value, Beginning of Period	$11.23	$10.85	$10.71	$10.06	$10.00
Gain (Loss) From Operations:
Net investment income (a)	0.07	0.04	0.10	0.05	0.16
Net gain (loss) from securities (both realized and unrealized)	0.08	0.42	0.22	0.65	(0.10)
Total from operations	0.15	0.46	0.32	0.70	0.06

Distributions to shareholders from:
Net investment income	(0.13)	(0.08)	(0.12)	(0.05)	—
Realized gains	—	—	(0.06)	—	—
Return of Capital	(0.01)	—	—	—	—
Total distributions	(0.14)	(0.08)	(0.18)	(0.05)	—

Net Asset Value, End of Period	$11.24	$11.23	$10.85	$10.71	$10.06

Total Return (b)	1.36%	4.30%	2.91%	6.92%	0.60	% (e)(f)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$15	$15	$61	$29	$13
Ratio of expenses to average net assets,
before reimbursement (d)	1.93%	2.07%	2.21%	4.90%	27.29	% (c)
net of reimbursement (d)	1.75%	1.75%	1.75%	1.75%	2.50	% (c)
Ratio of net investment income to average net assets (d)(g)	0.67%	0.41%	0.87%	0.44%	1.84	% (c)
Portfolio turnover rate	9.35%	24.47%	23.87%	3.85%	67.12	% (e)

*	Commencement of Operations was August 24, 2015.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any and does not reflect the impact of any sales charges.

(c)	Annualized.

(d)	Does not include the expenses of other investment companies in which the Fund invests.

(e)	Not Annualized.

(f)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net assets value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(g)	Recognition of net investment income is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Ladenburg Income & Growth Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

	Class I
	Year Ended	Year Ended	Year Ended		Year Ended	Period Ended
	June 30, 2020	June 30, 2019	June 30, 2018		June 30, 2017	June 30, 2016*

Net Asset Value, Beginning of Period	$11.38	$10.97	$10.79		$10.06	$10.00
Gain (Loss) From Operations:
Net investment income (a)	0.18	0.19	0.20		0.16	0.09
Net gain (loss) from securities (both realized and unrealized)	0.08	0.39	0.23		0.68	(0.03)
Total from operations	0.26	0.58	0.43		0.84	0.06

Distributions to shareholders from:
Net investment income	(0.19)	(0.17)	(0.19)		(0.11)	—
Realized gains	—	—	(0.06)		—	—
Return of Capital	(0.03)	—	—		—	—
Total distributions	(0.22)	(0.17)	(0.25)		(0.11)	—

Net Asset Value, End of Period	$11.42	$11.38	$10.97		$10.79	$10.06

Total Return (b)	2.29%	5.42%	3.97	% (f)	8.34%	0.60	% (e)(f)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$49,062	$33,885	$24,229		$10,022	$70
Ratio of expenses to average net assets,
before reimbursement (d)	0.93%	1.07%	1.22%		2.38%	26.29	% (c)
net of reimbursement (d)	0.83%	0.75%	0.75%		0.75%	1.50	% (c)
Ratio of net investment income to average net assets (d)(g)	1.59%	1.69%	1.80%		1.51%	1.01	% (c)
Portfolio turnover rate	9.35%	24.47%	23.87%		3.85%	67.12	% (e)

*	Commencement of Operations was August 24, 2015.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Annualized.

(d)	Does not include the expenses of other investment companies in which the Fund invests.

(e)	Not Annualized.

(f)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net assets value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(g)	Recognition of net investment income is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth & Income Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

	Class A
	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016*

Net Asset Value, Beginning of Period	$11.85	$11.51	$11.06	$10.05	$10.00
Gain From Operations:
Net investment income (a)	0.13	0.14	0.16	0.12	0.03
Net gain from securities (both realized and unrealized)	0.18	0.39	0.55	0.96	0.02
Total from operations	0.31	0.53	0.71	1.08	0.05

Distributions to shareholders from:
Net investment income	(0.16)	(0.12)	(0.20)	(0.07)	—
Realized gains	—	(0.07)	(0.06)	—	—
Total distributions	(0.16)	(0.19)	(0.26)	(0.07)	—

Net Asset Value, End of Period	$12.00	$11.85	$11.51	$11.06	$10.05

Total Return (b)	2.62%	4.77%	6.39%	10.74%	0.50	% (e)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$2,363	$1,751	$1,385	$1,329	$536
Ratio of expenses to average net assets,
before reimbursement (d)	1.05%	1.16%	1.24%	2.88%	19.78	% (c)
net of reimbursement (d)	1.00%	1.00%	1.00%	1.00%	1.75	% (c)
Ratio of net investment income to average net assets (d)(g)	1.12%	1.23%	1.40%	1.13%	0.40	% (c)
Portfolio turnover rate	7.38%	29.89%	25.45%	2.89%	89.86	% (e)

	Class C
	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016*

Net Asset Value, Beginning of Period	$11.67	$11.39	$10.98	$10.00	$10.00
Gain (Loss) From Operations:
Net investment income (loss) (a)	0.04	0.04	0.07	0.03	(0.03)
Net gain from securities (both realized and unrealized)	0.18	0.39	0.54	0.96	0.03
Total from operations	0.22	0.43	0.61	0.99	—

Distributions to shareholders from:
Net investment income	(0.11)	(0.08)	(0.14)	(0.01)	—
Realized gains	—	(0.07)	(0.06)	—	—
Total distributions	(0.11)	(0.15)	(0.20)	(0.01)	—

Net Asset Value, End of Period	$11.78	$11.67	$11.39	$10.98	$10.00

Total Return (b)	1.90%	3.93%	5.57%	9.91%	0.00	% (e)(f)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$231	$359	$492	$448	$376
Ratio of expenses to average net assets,
before reimbursement (d)	1.80%	1.91%	1.99%	4.16%	20.53	% (c)
net of reimbursement (d)	1.75%	1.75%	1.75%	1.75%	2.50	% (c)
Ratio of net investment income (loss) to average net assets (d)(g)	0.30%	0.37%	0.66%	0.29%	(0.39	)% (c)
Portfolio turnover rate	7.38%	29.89%	25.45%	2.89%	89.86	% (e)

*	Commencement of Operations was August 24, 2015.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any and does not reflect the impact of any sales charges.

(c)	Annualized.

(d)	Does not include the expenses of other investment companies in which the Fund invests.

(e)	Not Annualized.

(f)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net assets value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(g)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth & Income Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

	Class I
	Year Ended	Year Ended	Year Ended		Year Ended	Period Ended
	June 30, 2020	June 30, 2019	June 30, 2018		June 30, 2017	June 30, 2016*

Net Asset Value, Beginning of Period	$11.87	$11.53	$11.04		$10.06	$10.00
Gain (Loss) From Operations:
Net investment income (loss) (a)	0.16	0.17	0.19		0.16	(0.02)
Net gain from securities (both realized and unrealized)	0.18	0.38	0.55		0.91	0.08
Total from operations	0.34	0.55	0.74		1.07	0.06

Distributions to shareholders from:
Net investment income	(0.18)	(0.14)	(0.19)		(0.09)	—
Realized gains	—	(0.07)	(0.06)		—	—
Total distributions	(0.18)	(0.21)	(0.25)		(0.09)	—

Net Asset Value, End of Period	$12.03	$11.87	$11.53		$11.04	$10.06

Total Return (b)	2.88%	4.95%	6.71	% (f)	10.62%	0.60	% (e)(f)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$132,873	$112,597	$74,300		$39,589	$669
Ratio of expenses to average net assets,
before reimbursement (d)	0.81%	0.91%	0.99%		1.76%	19.53	% (c)
net of reimbursement (d)	0.79%	0.75%	0.75%		0.75%	1.50	% (c)
Ratio of net investment income (loss) to average net assets (d)(g)	1.32%	1.47%	1.68%		1.50%	(0.18	)% (c)
Portfolio turnover rate	7.38%	29.89%	25.45%		2.89%	89.86	% (e)

*	Commencement of Operations was August 24, 2015.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Annualized.

(d)	Does not include the expenses of other investment companies in which the Fund invests.

(e)	Not Annualized.

(f)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net assets value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(g)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

	Class A
	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016*

Net Asset Value, Beginning of Period	$12.48	$12.05	$11.29	$10.00	$10.00
Gain (Loss) From Operations:
Net investment income (a)	0.12	0.13	0.15	0.11	0.03
Net gain (loss) from securities (both realized and unrealized)	0.22	0.42	0.79	1.23	(0.03	) (f)
Total from operations	0.34	0.55	0.94	1.34	0.00

Distributions to shareholders from:
Net investment income	(0.16)	(0.09)	(0.13)	(0.05)	—
Realized gains	(0.02)	(0.03)	(0.05)	—	—
Total distributions	(0.18)	(0.12)	(0.18)	(0.05)	—

Net Asset Value, End of Period	$12.64	$12.48	$12.05	$11.29	$10.00

Total Return (b)	2.68%	4.72%	8.29%	13.41%	0.00	% (e)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$1,113	$737	$576	$308	$163
Ratio of expenses to average net assets,
before reimbursement (d)	1.13%	1.25%	1.35%	3.53%	46.16	% (c)
net of reimbursement (d)	1.00%	1.00%	1.00%	1.00%	1.75	% (c)
Ratio of net investment income to average net assets (d)(g)	1.00%	1.08%	1.27%	1.04%	0.31	% (c)
Portfolio turnover rate	5.09%	27.81%	16.46%	1.78%	70.86	% (e)

	Class C
	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016*

Net Asset Value, Beginning of Period	$12.33	$11.90	$11.19	$9.94	$10.00
Gain (Loss) From Operations:
Net investment income (loss)(a)	0.02	0.04	0.06	0.02	(0.03)
Net gain (loss) from securities (both realized and unrealized)	0.21	0.42	0.78	1.23	(0.03	) (f)
Total from operations	0.23	0.46	0.84	1.25	(0.06)

Distributions to shareholders from:
Net investment income	—	—	(0.08)	—	—
Realized gains	(0.02)	(0.03)	(0.05)	—	—
Total distributions	(0.02)	(0.03)	(0.13)	—	—

Net Asset Value, End of Period	$12.54	$12.33	$11.90	$11.19	$9.94

Total Return (b)	1.90%	3.91%	7.55%	12.58%	(0.60	)% (e)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$93	$192	$184	$142	$122
Ratio of expenses to average net assets,
before reimbursement (d)	1.88%	2.00%	2.10%	4.48%	46.91	% (c)
net of reimbursement (d)	1.75%	1.75%	1.75%	1.75%	2.50	% (c)
Ratio of net investment income (loss) to average net assets (d)(g)	0.20%	0.30%	0.47%	0.21%	(0.41	)% (c)
Portfolio turnover rate	5.09%	27.81%	16.46%	1.78%	70.86	% (e)

*	Commencement of Operations was August 24, 2015.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any and does not reflect the impact of any sales charges.

(c)	Annualized.

(d)	Does not include the expenses of other investment companies in which the Fund invests.

(e)	Not Annualized.

(f)	The amount of net realized and unrealized loss on investment per share for the period ended June 30, 2016 does not accord with the amounts in the Statements of Operations due to the timing of sales of Fund shares in relation to fluctuating market values.

(g)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

	Class I
	Year Ended		Year Ended	Year Ended	Year Ended	Period Ended
	June 30, 2020		June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016*

Net Asset Value, Beginning of Period	$12.48		$12.05	$11.26	$10.00	$10.00
Gain (Loss) From Operations:
Net investment income (a)	0.15		0.16	0.18	0.15	0.06
Net gain (loss) from securities (both realized and unrealized)	0.20		0.41	0.80	1.18	(0.06	) (f)
Total from operations	0.35		0.57	0.98	1.33	0.00

Distributions to shareholders from:
Net investment income	(0.19)		(0.11)	(0.14)	(0.07)	—
Realized gains	(0.02)		(0.03)	(0.05)	—	—
Total distributions	(0.21)		(0.14)	(0.19)	(0.07)	—

Net Asset Value, End of Period	$12.62		$12.48	$12.05	$11.26	$10.00

Total Return (b)	2.75	% (h)	4.99%	8.70%	13.28%	0.00	% (e)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$76,378		$58,568	$34,772	$13,493	$99
Ratio of expenses to average net assets,
before reimbursement (d)	0.88%		1.00%	1.10%	2.26%	45.91	% (c)
net of reimbursement (d)	0.83%		0.75%	0.75%	0.75%	1.50	% (c)
Ratio of net investment income to average net assets (d)(g)	1.20%		1.37%	1.54%	1.41%	0.65	% (c)
Portfolio turnover rate	5.09%		27.81%	16.46%	1.78%	70.86	% (e)

*	Commencement of Operations was August 24, 2015.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Annualized.

(d)	Does not include the expenses of other investment companies in which the Fund invests.

(e)	Not Annualized.

(f)	The amount of net realized and unrealized loss on investment per share for the period ended June 30, 2016 does not accord with the amounts in the Statements of Operations due to the timing of of Fund shares in relation to fluctuating market values.

(g)	Recognition of net investment income is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

(h)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net assets value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of these financial statements.

Ladenburg Aggressive Growth Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

	Class A
	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016*

Net Asset Value, Beginning of Period	$13.30	$12.84	$11.90	$10.14	$10.00
Gain From Operations:
Net investment income (a)	0.11	0.12	0.14	0.11	0.04
Net gain from securities (both realized and unrealized)	0.37	0.44	1.01	1.65	0.10
Total from operations	0.48	0.56	1.15	1.76	0.14

Distributions to shareholders from:
Net investment income	(0.18)	(0.04)	(0.14)	—	—
Realized gains	(0.22)	(0.06)	(0.07)	—	—
Total distributions	(0.40)	(0.10)	(0.21)	—	—

Net Asset Value, End of Period	$13.38	$13.30	$12.84	$11.90	$10.14

Total Return (b)	3.53%	4.56%	9.68%	17.36%	1.40	% (e)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$88	$84	$81	$53	$22
Ratio of expenses to average net assets,
before reimbursement (d)	1.36%	1.45%	1.71%	9.40%	51.22	% (c)
net of reimbursement (d)	1.00%	1.00%	1.00%	1.00%	1.75	% (c)
Ratio of net investment income to average net assets (d)(f)	0.87%	0.93%	1.12%	1.01%	0.43	% (c)
Portfolio turnover rate	4.87%	46.78%	17.45%	6.24%	79.72	% (e)

	Class C
	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016*

Net Asset Value, Beginning of Period	$12.93	$12.53	$11.61	$10.08	$10.00
Gain (Loss) From Operations:
Net investment income (loss)(a)	0.01	0.02	0.04	0.02	(0.03)
Net gain from securities (both realized and unrealized)	0.36	0.44	0.99	1.51	0.11
Total from operations	0.37	0.46	1.03	1.53	0.08

Distributions to shareholders from:
Net investment income	(0.09)	—	(0.04)	—	—
Realized gains	(0.22)	(0.06)	(0.07)	—	—
Total distributions	(0.31)	(0.06)	(0.11)	—	—

Net Asset Value, End of Period	$12.99	$12.93	$12.53	$11.61	$10.08

Total Return (b)	2.74%	3.80%	8.89%	15.18%	0.80	% (e)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$216	$178	$152	$139	$121
Ratio of expenses to average net assets,
before reimbursement (d)	2.12%	2.20%	2.48%	14.24%	51.97	% (c)
net of reimbursement (d)	1.75%	1.75%	1.75%	1.75%	2.50	% (c)
Ratio of net investment income (loss) to average net assets (d)(f)	0.11%	0.19%	0.31%	0.22%	(0.34	)% (c)
Portfolio turnover rate	4.87%	46.78%	17.45%	6.24%	79.72	% (e)

*	Commencement of Operations was August 24, 2015.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any and does not reflect the impact of any sales charges.

(c)	Annualized.

(d)	Does not include the expenses of other investment companies in which the Fund invests.

(e)	Not Annualized.

(f)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Ladenburg Aggressive Growth Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

	Class I
	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	June 30, 2020	June 30, 2019	June 30, 2018	June 30, 2017	June 30, 2016*

Net Asset Value, Beginning of Period	$13.12	$12.67	$11.73	$10.11	$10.00
Gain From Operations:
Net investment income (a)	0.14	0.15	0.17	0.24	0.05
Net gain from securities (both realized and unrealized)	0.36	0.43	1.00	1.38	0.06
Total from operations	0.50	0.58	1.17	1.62	0.11

Distributions to shareholders from:
Net investment income	(0.21)	(0.07)	(0.16)	—	—
Realized gains	(0.22)	(0.06)	(0.07)	—	—
Total distributions	(0.43)	(0.13)	(0.23)	—	—

Net Asset Value, End of Period	$13.19	$13.12	$12.67	$11.73	$10.11

Total Return (b)	3.73%	4.86%	9.98%	16.02%	1.10	% (e)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$25,976	21,610	15,889	$7,471	$35
Ratio of expenses to average net assets,
before reimbursement (d)	1.11%	1.20%	1.48%	4.80%	50.97	% (c)
net of reimbursement (d)	0.83%	0.75%	0.75%	0.75%	1.50	% (c)
Ratio of net investment income to average net assets (d)(f)	1.05%	1.22%	1.37%	2.12%	0.60	% (c)
Portfolio turnover rate	4.87%	46.78%	17.45%	6.24%	79.72	% (e)

*	Commencement of Operations was August 24, 2015.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Annualized.

(d)	Does not include the expenses of other investment companies in which the Fund invests.

(e)	Not Annualized.

(f)	Recognition of net investment income is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS
June 30, 2020

1.	ORGANIZATION

The Ladenburg Income Fund, Ladenburg Income & Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Growth Fund and Ladenburg Aggressive Growth Fund each a “Fund” and collectively (the “Funds”) are each a series of Northern Lights Fund Trust, a Delaware statutory trust organized on January 19, 2005 (the “Trust”). The Trust is registered as an open-end management investment company. The Trust is governed by its Board of Trustees (the “Board” or “Trustees”). Each Fund is a diversified investment management company. The Ladenburg Income Fund’s investment objective is to provide current income and capital preservation; the Ladenburg Income & Growth Fund’s investment objective is to provide current income and capital preservation; the Ladenburg Growth and Income Fund’s investment objective is to provide long-term growth of capital; the Ladenburg Growth Fund’s investment objective is to provide long-term growth of capital; and the Ladenburg Aggressive Growth Fund’s investment objective is to maximize long-term growth of capital.

Each Fund offers three classes of shares: Class A shares, Class C shares and Class I shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.00%. Class A shares and Class C shares are subject to a 1.00% Maximum deferred sales charge. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class. The Funds commenced operations on August 24, 2015.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board based on methods that include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings, and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2020

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “Significant Event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the applicable Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies. Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds. The shares of many closed-end investments companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2020

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2020 for the Funds’ investments measured at fair value:

Ladenburg Income Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$445,933	$—	$—	$445,933
Exchange Traded Funds	13,487,108	—	—	13,487,108
Short-Term Investment	559,320	—	—	559,320
Total	$14,492,361	$—	$—	$14,492,361

Ladenburg Income & Growth Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$2,106,173	$—	$—	$2,106,173
Exchange Traded Funds	45,759,745	—	—	45,759,745
Short-Term Investment	2,572,829	—	—	2,572,829
Total	$50,438,747	$—	$—	$50,438,747

Ladenburg Growth & Income Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$10,204,171	$—	$—	$10,204,171
Exchange Traded Funds	117,607,004	—	—	117,607,004
Short-Term Investment	8,447,679	—	—	8,447,679
Total	$136,258,854	$—	$—	$136,258,854

Ladenburg Growth Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$5,663,355	$—	$—	$5,663,355
Exchange Traded Funds	68,033,176	—	—	68,033,176
Short-Term Investment	3,773,842	—	—	3,773,842
Total	$77,470,373	$—	$—	$77,470,373

Ladenburg Aggressive Growth Fund

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$2,156,884	$—	$—	$2,156,884
Exchange Traded Funds	23,124,819	—	—	23,124,819
Short-Term Investment	979,277	—	—	979,277
Total	$26,260,980	$—	$—	$26,260,980

The Funds did not hold any Level 3 securities during the period.

*	Refer to the Portfolios of Investments for security classifications.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2020

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. ETFs are valued at the last close price. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid monthly for the Ladenburg Income, Ladenburg Income & Growth, and Ladenburg Growth & Income Funds. Ladenburg Growth and Ladenburg Aggressive Growth Funds make distributions annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Funds. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements. The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended June 30, 2017 through June 30, 2019 or expected to be taken in the Funds’ June 30, 2020 year end.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS

For the year ended June 30, 2020, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments amounted to the following:

Fund	Purchases	Sales
Ladenburg Income Fund	$6,057,096	$2,547,350
Ladenburg Income & Growth Fund	16,456,901	3,877,321
Ladenburg Growth & Income Fund	21,668,128	9,164,023
Ladenburg Growth Fund	17,101,701	3,405,076
Ladenburg Aggressive Growth Fund	3,977,514	1,111,806

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2020

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Ladenburg Thalmann Asset Management Inc. (LTAM) serves as the Funds’ investment advisor (the “Advisor”). Pursuant to an advisory agreement between the Trust, on behalf of each Fund, and LTAM, investment advisory services are provided to each Fund (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor receives monthly fees calculated at an annual rate of 0.50% of the average daily net assets of each Fund.

During the year ended June 30, 2020, the Advisory fees accrued for the Funds were as follows:

Fund	Advisory Fees
Ladenburg Income Fund	$62,555
Ladenburg Income & Growth Fund	212,145
Ladenburg Growth & Income Fund	638,414
Ladenburg Growth Fund	342,123
Ladenburg Aggressive Growth Fund	116,950

The Advisor has contractually agreed to waive management fees and/or to make payments to limit Fund expenses, at least until October 31, 2020, so that the total annual operating expenses (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments, borrowing costs (such as interest and dividend expense on securities sold short); taxes and extraordinary expenses, such as litigation expenses (other than the advisor) of each Fund does not exceed 1.00%, 1.75% and 0.85% of each Fund’s average daily net assets attributable to each Fund’s Class A, Class C and Class I shares, respectively. The previous expense limit for Class I through September 30, 2019 was 0.75%.

During the year ended June 30, 2020, the Advisor waived advisory fees and reimbursed expenses for the Funds as follows:

Fund	Waived/Reimbursed
Ladenburg Income Fund	$71,489
Ladenburg Income & Growth Fund	42,325
Ladenburg Growth & Income Fund	20,324
Ladenburg Growth Fund	35,935
Ladenburg Aggressive Growth Fund	67,536

Fee waivers and expense reimbursements are subject to possible recoupment from the Funds in future years on a rolling three-year basis (within the three years from the date the Advisor waived any payment or reimbursed any expense) if such recoupment can be achieved within the expense limit in place at the time of waiver or the current expense limitation and the repayment is approved by the Board.

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2020

During the year ended June 30, 2020, the Advisor waived advisory fees and reimbursed expenses, subject to recapture through the following dates, for the Funds as follows:

	June 30, 2021	June 30, 2022	June 30, 2023
Fund	Waived/Reimbursed	Waived/Reimbursed	Waived/Reimbursed	Total
Ladenburg Income Fund	$81,601	$82,097	$71,489	$235,187
Ladenburg Income & Growth Fund	86,324	95,081	42,325	223,730
Ladenburg Growth & Income Fund	140,516	148,929	20,324	309,769
Ladenburg Growth Fund	83,388	118,115	35,935	237,438
Ladenburg Aggressive Growth Fund	78,399	90,394	67,536	236,329

The Trust, with respect to the Funds, has adopted Master Distribution and Shareholder Servicing Plans pursuant to Rule 12b-1 under the 1940 Act (the “Plans”) for each of Class A and Class C shares pursuant to which each Fund is authorized to pay the Ladenburg Thalmann and Co. (the “Distributor”), as compensation for the Distributor’s account maintenance services under the Plans, a distribution and shareholder servicing fee at the rate of up to 0.25% for Class A shares and up to 1.00% for Class C shares of the Funds’ average daily net assets attributable to the relevant class. There is no Plan for Class I shares. Such fees are to be paid by the Funds monthly, or at such other intervals as the Board shall determine. Such fees shall be based upon the Funds’ average daily net assets during the preceding month, and shall be calculated and accrued daily. The Funds may pay fees to the Distributor at a lesser rate, as agreed upon by the Board and the Distributor. The Plans authorize payments to the Distributor as compensation for providing account maintenance services to Fund shareholders, including arranging for certain securities dealers or brokers, administrators and others (“Recipients”) to provide these services and paying compensation for these services. The Funds will bear their own costs of distribution with respect to its shares. During the year ended June 30, 2020, the Funds were charged pursuant to the Plan as follows:

Fund	12b-1 Fees
Ladenburg Income Fund	$1,645
Ladenburg Income & Growth Fund	3,816
Ladenburg Growth & Income Fund	8,748
Ladenburg Growth Fund	3,482
Ladenburg Aggressive Growth Fund	2,064

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. For the year ended June 30, 2020, the Distributor received $79, $1,798, $18,234, $13,386, and $631 for Ladenburg Income Fund, Ladenburg Income & Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Growth Fund, and Ladenburg Aggressive Growth Fund, respectively, in underwriting commissions for sales of Class A and Class C shares. For the Ladenburg Income Fund, Ladenburg Income & Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Growth Fund, and Ladenburg Aggressive Growth Fund $14, $310, $3,256, $2,302, and $60 was retained by the principal underwriter or other affiliated broker-dealers.

Gemini Fund Services, LLC (“GFS”),

GFS, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

In addition, certain affiliates of the GFS provide services to the Funds as follows:

Northern Lights Compliance Services, LLC (“NLCS”),

NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2020

Blu Giant, LLC (“Blu Giant”)

Blu Giant, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Additionally, the Distributor, an affiliate of the Advisor, executed portfolio trades on behalf of the Funds for which it received no trade commissions during the year ended June 30, 2020.

Effective February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including Northern Lights Distributor, LLC, NLCS and Blu Giant (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

5.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a portfolio creates presumption of control of the portfolio under section 2(a)(9) of the 1940 Act. As of June 30, 2020, National Financial Services held 79.07%, 81.19%, 73.59%, 71.20% and 73.76% of the Ladenburg Income Fund, Ladenburg Income & Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Growth Fund, and Ladenburg Aggressive Growth Fund, respectively, and may be deemed to control the Fund.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross Unrealized	Gross Unrealized	Net Unrealized
Fund	Tax Cost	Appreciation	Depreciation	Appreciation
Ladenburg Income Fund	$13,732,823	$893,782	$(134,244)	$759,538
Ladenburg Income & Growth Fund	46,950,884	4,016,920	(529,057)	3,487,863
Ladenburg Growth & Income Fund	124,041,983	14,660,748	(2,443,877)	12,216,871
Ladenburg Growth Fund	71,339,879	8,141,758	(2,011,264)	6,130,494
Ladenburg Aggressive Growth Fund	24,103,329	2,970,616	(812,965)	2,157,651

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the years ended June 30, 2020 and June 30, 2019 was as follows:

	For the year ended June 30, 2020:
	Ordinary	Long-Term	Return
Fund	Income	Capital Gains	Of Capital	Total
Ladenburg Income Fund	$230,169	$—	$32,796	$262,965
Ladenburg Income & Growth Fund	705,557	—	112,178	817,735
Ladenburg Growth & Income Fund	1,884,039	—	42,611	1,926,650
Ladenburg Growth Fund	1,041,761	101,589	—	1,143,350
Ladenburg Aggressive Growth Fund	371,194	385,915	—	757,109

	For the year ended June 30, 2019:
	Ordinary	Long-Term	Return
Fund	Income	Capital Gains	Of Capital	Total
Ladenburg Income Fund	$159,958	$9,882	$—	$169,840
Ladenburg Income & Growth Fund	466,636	—	—	$466,636
Ladenburg Growth & Income Fund	1,158,725	556,573	—	$1,715,298
Ladenburg Growth Fund	359,491	193,758	—	$553,249
Ladenburg Aggressive Growth Fund	140,223	88,433	—	$228,656

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2020

As of June 30, 2020, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss		Total
	Ordinary	Long-Term	and	Carry	Unrealized	Accumulated
Fund	Income	Capital Gains	Late Year Loss	Forwards	Appreciation	Earnings
Ladenburg Income Fund	$—	$—	$(301,862)	$(5,937)	$759,538	$451,739
Ladenburg Income & Growth Fund	—	—	(1,534,923)	(102,034)	3,487,863	1,850,906
Ladenburg Growth & Income Fund	—	—	(3,915,495)	(170,678)	12,216,871	8,130,698
Ladenburg Growth Fund	127,818	—	(1,619,223)	—	6,130,494	4,639,089
Ladenburg Aggressive Growth Fund	40,424	—	(252,907)	—	2,157,651	1,945,168

The difference between book basis and tax basis accumulated net realized gain/(loss) and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Portfolio	Losses
Ladenburg Income Fund	$301,862
Ladenburg Income & Growth Fund	1,534,923
Ladenburg Growth & Income Fund	3,915,495
Ladenburg Growth Fund	1,619,223
Ladenburg Aggressive Growth Fund	252,907

At June 30, 2020, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring
Portfolio	Short-Term	Long-Term	Total	CLCF Utilized
Ladenburg Income Fund	$5,937	$—	$5,937	$16,344
Ladenburg Income & Growth Fund	102,034	—	102,034	36,295
Ladenburg Growth & Income Fund	170,678	—	170,678	—
Ladenburg Growth Fund	—	—	—	—
Ladenburg Aggressive Growth Fund	—	—	—	—

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of distribution reclass, resulted in reclassifications for the Funds for the fiscal year ended June 30, 2020 as follows:

Paid
	In	Accumulated
Fund	Capital	Earnings
Ladenburg Income Fund	$—	$—
Ladenburg Income & Growth Fund	—	—
Ladenburg Growth & Income Fund	(42,611)	42,611
Ladenburg Growth Fund	—	—
Ladenburg Aggressive Growth Fund	—	—

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2020

8.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Ladenburg Growth Fund and Ladenburg Aggressive Growth Fund currently seeks to achieve its investment objectives by investing a portion of the assets in the Schwab U.S. Large-Cap Growth ETF. The Ladenburg Income Fund currently seeks to achieve its investment objectives by investing a portion of the assets in the SPDR Doubleline Total Return Tactical ETF (collectively, with Schwab U.S. Large-Cap Growth ETF, the “Securities”) The Funds may redeem its investment in the Securities at any time if the Advisor determines that it is in the best interest of the Funds and its shareholders to do so.

The performance of the Funds will be directly affected by the performance of the Securities. The financial statements of the Securities, including its portfolio of investments, can be found on the Securities and Exchange Commission’s (“SEC”) website, www.sec.gov, and should be read in conjunction with the Funds’ financial statements. As of June 30, 2020, the percentage of the Ladenburg Growth Fund’s and the Ladenburg Aggressive Growth Fund’s net assets invested in the Schwab U.S Large-Cap Growth ETF was 27.4% and 31.0%, respectively. As of June 30, 2020, the percentage of the Ladenburg Income Fund’s net assets invested in the SPDR Doubleline Total Return Tactical ETF was 27.7%.

9	. SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Northern Lights Fund Trust

and the Shareholders of Ladenburg Income Fund, Ladenburg Income & Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Growth Fund, and Ladenburg Aggressive Growth Fund

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Ladenburg Income Fund, Ladenburg Income & Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Growth Fund, and Ladenburg Aggressive Growth Fund, each a series of shares of beneficial interest in Northern Lights Fund Trust (the “Funds”), including the portfolios of investments, as of June 30, 2020, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the four-year period then ended and for the period from August 24, 2015 (commencement of operations) through June 30, 2016, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of June 30, 2020, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended and their financial highlights for each of the years in the four-year period then ended and for the period August 24, 2015 through June 30, 2016, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2020 by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of one or more of the Funds in the Northern Lights Fund Trust since 2006.

Philadelphia, Pennsylvania

August 31, 2020

Ladenburg Funds
DISCLOSURE OF FUND EXPENSES (Unaudited)
June 30, 2020

As a shareholder of the Funds you incur two types of costs: (1) transaction costs (such as front-end loads and redemption fees) and (2) ongoing costs, including advisory fees, distribution and/or service (12b-1 fees) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time beginning January 1, 2020 and held through June 30, 2020.

Actual Expenses: The “Actual Expenses” column in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes: The “Hypothetical” column in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as front-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Fund’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account Value	Account Value	Paid During	Account Value	Paid During
Class A	Expense Ratio	01/01/20	6/30/20	Period*	6/30/20	Period*
Ladenburg Income Fund	1.00%	$1,000.00	$994.50	$4.96	$1,019.89	$5.02
Ladenburg Income & Growth Fund	1.00%	$1,000.00	$976.20	$4.91	$1,019.89	$5.02
Ladenburg Growth & Income Fund	1.00%	$1,000.00	$969.30	$4.90	$1,019.89	$5.02
Ladenburg Growth Fund	1.00%	$1,000.00	$960.50	$4.87	$1,019.89	$5.02
Ladenburg Aggressive Growth Fund	1.00%	$1,000.00	$961.90	$4.88	$1,019.89	$5.02

Class C
Ladenburg Income Fund	1.75%	$1,000.00	$991.20	$8.66	$1,016.16	$8.77
Ladenburg Income & Growth Fund	1.75%	$1,000.00	$973.00	$8.58	$1,016.16	$8.77
Ladenburg Growth & Income Fund	1.75%	$1,000.00	$965.30	$8.55	$1,016.16	$8.77
Ladenburg Growth Fund	1.75%	$1,000.00	$957.30	$8.52	$1,016.16	$8.77
Ladenburg Aggressive Growth Fund	1.75%	$1,000.00	$958.00	$8.52	$1,016.16	$8.77

Class I
Ladenburg Income Fund	0.85%	$1,000.00	$995.30	$4.22	$1,020.64	$4.27
Ladenburg Income & Growth Fund	0.85%	$1,000.00	$977.20	$4.18	$1,020.64	$4.27
Ladenburg Growth & Income Fund	0.85%	$1,000.00	$970.20	$4.16	$1,020.64	$4.27
Ladenburg Growth Fund	0.85%	$1,000.00	$961.20	$4.14	$1,020.64	$4.27
Ladenburg Aggressive Growth Fund	0.85%	$1,000.00	$962.77	$4.15	$1,020.64	$4.27

*	Expenses are equal to the average account value over the period, multiplied by the Funds’ annualized expense ratio, multiplied by the number of days in the period ended June (182) divided by the number of days in the fiscal year (366).

Ladenburg Funds
SUPPLEMENTAL INFORMATION (Unaudited)
June 30, 2020

Ladenburg Aggressive Growth Fund, Ladenburg Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Income Fund, and Ladenburg Income & Growth Fund (Adviser – Ladenburg Thalmann Asset Management, Inc.) *

In connection with the regular meeting held on December 11-12, 2019 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of the interim agreement and a new investment advisory agreement (the “New Agreement”) between Ladenburg Thalmann Asset Management, Inc. (“LTAM” or the “Adviser”) and the Trust, with respect to the Ladenburg Aggressive Growth Fund (“Ladenburg Aggressive”), Ladenburg Growth Fund (“Ladenburg Growth”), Ladenburg Growth & Income Fund (“Ladenburg Growth & Income”), Ladenburg Income Fund (“Ladenburg Income”), and Ladenburg Income & Growth (“Ladenburg Income & Growth”). In considering the interim agreement and New Agreement, the Board received materials specifically relating to the interim agreement and New Agreement.

The Trustees were assisted by independent legal counsel and fund counsel throughout the agreement review process. The Trustees relied upon the advice of independent legal counsel and fund counsel, and their own business judgment in determining the material factors to be considered in evaluating the New Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the New Agreement.

Nature, Extent and Quality of Service. The Trustees noted that LTAM was established in 1982 as a subsidiary of LFST, a full-service financial company founded in 1876, and managed approximately $3.1 billion in assets. The Trustees considered that AdvisorGroup was primarily a broker-dealer firm consisting of a network of independent wealth management firms. They noted the anticipated merger of LFST and by extension LTAM into AdvisorGroup was expected to close in the first half of 2020. They discussed that LTAM offered a full complement of financial services including investment consulting, diversified investment solutions and personalized investment strategies to a wide range of clients including individuals, families, foundations, endowments, retirement plans and profit sharing plans. The Trustees reviewed the background information of the adviser’s key investment personnel, taking into consideration their education and the team’s diverse financial industry experience, which covers research and analysis, investment due diligence, fund selection and asset allocation. The Trustees discussed the adviser’s investment process and noted that the adviser utilized an investment committee to support its portfolio manager with fundamental research, sourced internally and externally, and due diligence on ETFs of varying asset classes that meet the risk-adjusted return requirements of each Fund. The Trustees considered LTAM’s risk management processes and its dedicated resources to monitor concentration, liquidity, asset class diversification and sell targets. They noted that LTAM used an affiliated broker-dealer for the purchase or sale of portfolio securities at industry competitive commission rates. They considered that LTAM or its parent was not contemplating any changes in service level due to the change of ownership. The Trustees acknowledged LTAM’s experienced staff, product expertise and the continuous research required to execute the strategies and that LTAM would continue to have the same level of resources available from its parent company. After further discussion, the Trustees concluded that the change of ownership would likely not have any negative effect on the nature, extent and quality of service provided by LTAM and that LTAM was expected to continue to provide the same level of quality service to each Fund for the benefit of shareholders.

Performance.

Ladenburg Aggressive. The Trustees noted the Fund’s objective of maximizing long-term growth of capital and acknowledged that the Fund received a three-star Morningstar rating and outperformed its Morningstar category and peer group medians over the one-year period. The Trustees noted that the Fund slightly underperformed its peer group and Morningstar category medians over the three-year and since inception periods. They further noted that the adviser attributed the Fund’s underperformance for the three-year and since inception periods to the size of the Fund and the Fund’s allocations to non-U.S. equities. The Trustees reviewed the Fund’s risk metrics, noting that the Fund’s Sharpe and Sortino ratios ranked in the 1st and 2nd quartile for the one and three-year periods and demonstrated continued improvement when compared to the since inception period. They concluded that the Fund was accomplishing its objective and that the adviser was implementing the strategy as expected.

Ladenburg Funds
SUPPLEMENTAL INFORMATION (Continued) (Unaudited)
June 30, 2020

Ladenburg Growth. The Trustees reviewed the Fund’s objective, noting that the Fund received a three-star Morningstar rating. They discussed the Fund’s performance compared to similar accounts managed by the adviser, which were similar. The Trustees noted that the Fund underperformed its peer group median, Morningstar category median, and benchmark for the three-year and since inception periods. The Trustees acknowledged the Fund’s improved performance, noting that the Fund outperformed its Morningstar category median and peer group median over the one-year period. The Trustees further noted that the Fund’s holdings of value stocks contributed to its underperformance because the market had favored large capitalization growth stocks. The Trustees acknowledged that the Fund performed as designed and as disclosed in its prospectus.

Ladenburg Growth & Income. The Trustees noted the Fund’s objective of maximizing long-term growth of capital with a secondary objective of providing current income and that the Fund received a three-star Morningstar rating. They discussed the Fund’s performance compared to similar accounts managed by the adviser noting the performance was similar. The Trustees acknowledged the Fund’s recent performance, noting that the Fund outperformed its peer group median over the one-year and three-year periods however, underperformed its benchmark and Morningstar category median over all periods They acknowledged that the Fund’s underperformance appeared to be caused in part by a higher exposure to value and small capitalization equities. The Trustees reviewed the Fund’s risk metrics, noting that the Fund’s Standard Deviation, Sharpe, and Sortino ratios ranged between the 2nd and 4th quartile for all periods. They commented that the Fund’s risk metrics were the result of the Fund’s holdings of small capitalization companies and value stocks. They acknowledged that despite the Fund’s slight underperformance, the Fund performed in line with its objective.

Ladenburg Income. The Trustees noted the Fund’s objective and that the Fund received a two-star Morningstar rating. The Trustees reviewed the Fund’s performance, acknowledging that the Fund underperformed its benchmark, Morningstar category median, and peer group median for the three-year and since inception periods. They discussed the Fund’s recent performance, commenting that the Fund outperformed its Morningstar category median, slightly underperformed its peer group median for the one-year period and performed in line with its separate account composite. The Trustees considered the Fund’s underperformance for the one and three-year periods, noting that the Fund held small and mid-capitalization companies while growth favored large capitalization stocks. They reviewed the Fund’s risk metrics, acknowledging that the metrics ranked in the 3rd or 4th quartile for all periods. The Trustees commented that the Fund’s risk metrics were the result of the Fund’s exposure to global equities. They acknowledged that the Fund delivered strong absolute performance and performed in line with its objective.

Ladenburg Income and Growth. The Trustees reviewed the Fund’s objective, noting that the Fund sought to provide income and capital preservation with a secondary objective of capital growth. They further noted that the Fund received a three-star Morningstar rating. The Trustees reviewed the Fund’s recent performance, noting that it underperformed its Morningstar Category median and benchmark, while outperforming its peer group median for the one-year period and performed in line with its separate account composite. The Trustees further noted that the Fund underperformed its benchmark and Morningstar category median for the three-year period, while underperforming all of its comparison groups for the since inception period. They discussed the adviser’s explanation for the Fund’s underperformance, noting that the adviser attributed the underperformance to the Fund’s investments in companies of all market capitalizations and greater allocations to fixed income securities. The Trustees concluded that the Fund demonstrated the ability to provide positive returns during challenging markets.

Fees and Expenses. The Trustees reviewed the advisory fee charged to each of the Funds, noting that the adviser charged 0.50% for advisory services to each Fund. They compared each Fund’s advisory fee and net expense ratio to each Fund’s Morningstar category and peer group, noting that each Fund’s advisory fee and expense ratio were higher than the comparable groups but within the range of each Fund’s Morningstar category. They further noted each Fund’s advisory fee was lower than the fees charged by the adviser for separate accounts with similar strategies. The Trustees further noted that the amount of resources and due diligence that the adviser provided to each Fund. The Trustees concluded that the advisory fee for each of the Funds was not unreasonable.

Ladenburg Funds
SUPPLEMENTAL INFORMATION (Continued) (Unaudited)
June 30, 2020

Profitability. The Trustees reviewed the profitability analysis provided by the adviser in connection with the services provided to each Fund. They noted that the adviser indicated that it received a profit in connection with its relationship with Ladenburg Income and Growth, Ladenburg Growth and Income, and Ladenburg Growth. They further noted that the adviser indicated that it suffered a loss in connection with its relationship with Ladenburg Income and Ladenburg Aggressive. The Trustees acknowledged that the amount of profits, where reported, was reasonable in terms of actual dollars and percentage of revenue. After discussion, the Trustees concluded that the adviser was not realizing excessive profits from the advisory services provided to any Fund.

Economies of Scale. The Trustees noted each Fund’s fees and considered the size of each Fund. They also considered the adviser’s assertion that breakpoints would, therefore, be unreasonable in the near term. They noted, however, the adviser’s willingness to discuss the matter of economies as a Fund’s size materially increased. After further discussion, it was the consensus of the Trustees that based on the existing advisory fees and each Fund’s current asset level, material economies of scale had likely not yet been reached by the adviser and the absence of breakpoints was reasonable. The Trustees agreed to monitor this issue and revisit this discussion as each Fund’s size increased significantly.

Conclusion. Having requested and received such information from the adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the Interim Agreement and the New Agreement, and as assisted by the advice of independent counsel, the Trustees concluded that each Fund’s advisory fee was not unreasonable and that approval of the agreement was in the best interests of the shareholders of each of the Ladenburg Funds.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Funds.

Ladenburg Funds
SUPPLEMENTAL INFORMATION (Continued) (Unaudited)
June 30, 2020

At a Special Meeting of Shareholders of the Trust, held at the offices of GFS, 80 Arkay Drive, Suite 110, Hauppauge, NY 11788, on February 14, 2020, Trust shareholders of record as of the close of business on December 18, 2019 voted to approve the following proposal:

Ladenburg Growth & Income Fund

Proposal: To approve a new investment advisory agreement between the Trust, on behalf of each Fund, and Ladenburg Thalmann Asset Management, Inc., the Funds’ current investment adviser. (Shareholders of each Fund, voting separately, must approve this proposal with respect to their Fund.) No changes are proposed with respect to any Fund’s investment strategy, risks, investment objective, portfolio manager, investment process, or advisory fees.

Shares Voted	Shares Voted Against
In Favor	or Abstentions
5,845,851	84,434

Ladenburg Income & Growth Fund

Proposal: To approve a new investment advisory agreement between the Trust, on behalf of each Fund, and Ladenburg Thalmann Asset Management, Inc., the Funds’ current investment adviser. (Shareholders of each Fund, voting separately, must approve this proposal with respect to their Fund.) No changes are proposed with respect to any Fund’s investment strategy, risks, investment objective, portfolio manager, investment process, or advisory fees.

Shares Voted	Shares Voted Against
In Favor	or Abstentions
1,962,396	45,548

Ladenburg Income Fund

Proposal: To approve a new investment advisory agreement between the Trust, on behalf of each Fund, and Ladenburg Thalmann Asset Management, Inc., the Funds’ current investment adviser. (Shareholders of each Fund, voting separately, must approve this proposal with respect to their Fund.) No changes are proposed with respect to any Fund’s investment strategy, risks, investment objective, portfolio manager, investment process, or advisory fees.

Shares Voted	Shares Voted Against
In Favor	or Abstentions
695,569	17,822

Ladenburg Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
June 30, 2020

Ladenburg Aggressive Growth fund

Proposal: To approve a new investment advisory agreement between the Trust, on behalf of each Fund, and Ladenburg Thalmann Asset Management, Inc., the Funds’ current investment adviser. (Shareholders of each Fund, voting separately, must approve this proposal with respect to their Fund.) No changes are proposed with respect to any Fund’s investment strategy, risks, investment objective, portfolio manager, investment process, or advisory fees.

Shares Voted	Shares Voted Against
In Favor	or Abstentions
889,263	12,742

Ladenburg Growth fund

Proposal: To approve a new investment advisory agreement between the Trust, on behalf of each Fund, and Ladenburg Thalmann Asset Management, Inc., the Funds’ current investment adviser. (Shareholders of each Fund, voting separately, must approve this proposal with respect to their Fund.) No changes are proposed with respect to any Fund’s investment strategy, risks, investment objective, portfolio manager, investment process, or advisory fees.

Shares Voted	Shares Voted Against
In Favor	or Abstentions
2,775,427	46,109

Ladenburg Funds
SUPPLEMENTAL INFORMATION (Unaudited)
June 30, 2020

The Trustees and the executive officers of the Trust are listed below with their present positions with the Trust and principal occupations over at least the last five years. The business address of each Trustee and Officer is 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246. All correspondence to the Trustees and Officers should be directed to c/o Gemini Fund Services, LLC, P.O. Box 541150, Omaha, Nebraska 68154.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Mark Garbin Born in 1951	Trustee Since 2013	Managing Principal, Coherent Capital Management LLC (since 2007).	5	Northern Lights Fund Trust (for series not affiliated with the Funds since 2013); Two Roads Shared Trust (since 2012); Forethought Variable Insurance Trust (since 2013); Northern Lights Variable Trust (since 2013); OHA Mortgage Strategies Fund (offshore), Ltd. (2014 -2017); and Altegris KKR Commitments Master Fund (since 2014); and Carlyle Tactical Private Credit Fund (since March 2018).
Mark D. Gersten Born in 1950	Trustee Since 2013	Independent Consultant (since 2012).	5	Northern Lights Fund Trust (for series not affiliated with the Funds since 2013); Northern Lights Variable Trust (since 2013); Two Roads Shared Trust (since 2012); Altegris KKR Commitments Master Fund (since 2014); previously, Ramius Archview Credit and Distressed Fund (2015-2017); and Schroder Global Series Trust (2012 to 2017).
Anthony J. Hertl Born in 1950	Trustee Since 2005; Chairman of the Board since 2013	Retired, previously held several positions in a major Wall Street firm including Capital Markets Controller, Director of Global Taxation, and CFO of the Specialty Finance Group.	5	Northern Lights Fund Trust (for series not affiliated with the Funds since 2005); Northern Lights Variable Trust (since 2006); Alternative Strategies Fund (since 2010); Satuit Capital Management Trust (2007-2019).
Gary W. Lanzen Born in 1954	Trustee Since 2005	Retired (since 2012). Formerly, Founder, President, and Chief Investment Officer, Orizon Investment Counsel, Inc. (2000-2012).	5	Northern Lights Fund Trust (for series not affiliated with the Funds since 2005) Northern Lights Variable Trust (since 2006); AdvisorOne Funds (since 2003); Alternative Strategies Fund (since 2010); and previously, CLA Strategic Allocation Fund (2014-2015).
John V. Palancia Born in 1954	Trustee Since 2011	Retired (since 2011). Formerly, Director of Futures Operations, Merrill Lynch, Pierce, Fenner & Smith Inc. (1975-2011).	5	Northern Lights Fund Trust (for series not affiliated with the Funds since 2011); Northern Lights Fund Trust III (since February 2012); Alternative Strategies Fund (since 2012) and Northern Lights Variable Trust (since 2011).
Mark H. Taylor Born in 1964	Trustee Since 2007; Chairman of the Audit Committee since 2013	Director, Lynn Pippenger School of Accountancy Muma College of Business, University of South Florida, Tampa FL (since 2019); Chair, Department of Accountancy and Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (2009-2019); Vice President-Finance, American Accounting Association (2017-2020); President, Auditing Section of the American Accounting Association (2012-15). AICPA Auditing Standards Board Member (2009-2012).	5	Northern Lights Fund Trust (for series not affiliated with the Funds since 2007); Alternative Strategies Fund (since 2010); Northern Lights Fund Trust III (since 2012); and Northern Lights Variable Trust (since 2007).

6/30/20 – NLFT_v1

Ladenburg Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
June 30, 2020

Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Kevin E. Wolf Born in 1969	President Since June 2017	Vice President, The Ultimus Group, LLC and Executive Vice President, Gemini Fund Services, LLC (since 2019); President, Gemini Fund Services, LLC (2012-2019) Treasurer of the Trust (2006-June 2017); Director of Fund Administration, Gemini Fund Services, LLC (2006 -2012); and Vice-President, Blu Giant, LLC, (2004 -2013).	N/A	N/A
Richard Malinowski Born in 1983	Vice President Since March 2018	Senior Vice President (since 2017); Vice President and Counsel (2016-2017) and Assistant Vice President, Gemini Fund Services, LLC (2012-2016)	N/A	N/A
James Colantino Born in 1969	Treasurer Since June 2017	Assistant Treasurer of the Trust (2006-June 2017); Senior Vice President -Fund Administration, Gemini Fund Services, LLC (since 2012).	N/A	N/A
Stephanie Shearer Born in 1979	Secretary Since February 2017	Assistant Secretary of the Trust (2012-February 2017); Manager of Legal Administration, Gemini Fund Services, LLC (since 2018); Senior Paralegal, Gemini Fund Services, LLC (from 2013 -2018); Paralegal, Gemini Fund Services, LLC (2010-2013).	N/A	N/A
Lynn Bowley Born in 1958	Chief Compliance Officer Since 2007	Senior Compliance Officer of Northern Lights Compliance Services, LLC (since 2007).	N/A	N/A

*	The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

**	As of June 30, 2020, the Trust was comprised of 70 active portfolios managed by unaffiliated investment advisers. The term “Fund Complex” applies only to the Funds in the Trust advised by the Fund’s Adviser. The Funds do not hold themselves out as related to any other series within the Trust that is not advised by the Fund’s Adviser.

The Funds’ SAI includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-877-803-6583.

6/30/20 – NLFT_v1

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

 ●     open an account or deposit money

 ●     direct us to buy securities or direct us to sell your securities

 ●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

 ●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

 ●     affiliates from using your information to market to you.

 ●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12 month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-888-928-9774 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-888-928-9774.

INVESTMENT ADVISOR
Ladenburg Thalmann Asset Management Inc.
277 Park Avenue, 26th Floor
New York, NY 10172

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics.

(a)       As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)        Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)        Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)	The Registrant’s board of trustees has determined that Mark H. Taylor is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Taylor is independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

2020 - $63,500

2019 - $62,500

(b)	Audit-Related Fees

2020 – None

2019 – None

(c)	Tax Fees

2020 - $11,000

2019 - $11,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2020 – None

2019 - None

(e)	(1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee

                                                                     2020 2019

Audit-Related Fees:                0.00% 0.00%

Tax Fees:                                  0.00% 0.00%

All Other Fees:                         0.00% 0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2020 - $11,000

2019 - $11,000

(h)        The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of securities lending activities for closed-end management investment companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 9/8/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 9/8/20

By (Signature and Title)

/s/Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 9/8/20